File No. 2-96924

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 42

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 45

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Registrant's Telephone Number — (360) 734-9900

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ x ] Immediately upon filing pursuant to paragraph (b) of Rule 485, or
[   ] on _________ pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
[   ] on _________ pursuant to paragraph (a)(1) of Rule 485
[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
[   ] on _________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 41 filed on August 15, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 22nd day of August, 2014.

AMANA MUTUAL FUNDS TRUST

By

/s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Nicholas F. Kaiser Nicholas F. Kaiser	President; Trustee (Principal Executive Officer)	August 22, 2014
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	August 22, 2014
** Iqbal Unus ** Ronald H. Fielding ** M. Yaqub Mirza ** Miles K. Davis ** By /s/ Nicholas F. Kaiser Nicholas F. Kaiser, Attorney-in-fact	Other Trustees	August 22, 2014

Exhibits

Exhibits included with this filing:

(1) XBRL Instance Document filed as Exhibit Ex-101.ins.

(2) XBRL Taxonomy Extension Schema Document filed as Exhibit EX-101.sch.

(3) XBRL Taxonomy Extension Labels Linkbase filed as Exhibit EX-101.lab.

(4) XBRL Taxonomy Extension Presentation Linkbase Document filed as Exhibit EX-101.pre.

(5) XBRL Taxonomy Extension Definition Linkbase filed as Exhibit EX-101.def.

(6) XBRL Taxonomy Extension Calculation Linkbase filed as Exhibit EX-101.cal.

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